Shareholders' equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Shareholders' equity	Shareholders’ equity
Authorized capital

The Company is authorized to issue a maximum of 500,000,000 shares, consisting of 420,000,000 Class A shares and 80,000,000 Class B shares of no par value each.

Issued and outstanding capital

At December 31, 2019, the Company had 204,070,029 shares issued and outstanding with no par value, consisting of 124,070,029 class A shares and 80,000,000 class B shares.

During fiscal years 2022, 2021 and 2020, the Company issued 116,223, 251,623 and 472,130 Class A shares, respectively, in connection with the partial vesting of restricted share units under the 2011 Equity Incentive Plan.

On May 22, 2018, the Board of Directors approved the adoption of a share repurchase program, pursuant to which the Company may repurchase from time to time, along one year, up to $60,000 of issued and outstanding Class A shares of no par value of the Company.

As of February 15, 2019, the Company purchased 7,993,602 shares amounting to $60,000 and the program concluded. The shares reacquired were recorded at cost within “Common stock in treasury” in the Consolidated Statement of Changes in Equity.

Issued and outstanding capital (continued)

In 2020 and 2021, the Company used 2,723,614 and 2,960,926 of treasury shares, respectively, to satisfy a distribution of class A shares to the Company’s shareholders.

As of December 31, 2022, 2021 and 2020 the Company had 210,594,545; 210,478,322 and 207,265,773 outstanding shares, consisting of 130,594,545; 130,478,322 and 127,265,773 Class A shares, respectively, and 80,000,000 for Class B shares for each year.

Rights, privileges and obligations

Holders of Class A shares are entitled to one vote per share and holders of Class B shares are entitled to five votes per share. Except with respect to voting, the rights, privileges and obligations of the Class A shares and Class B shares are pari passu in all respects, including with respect to dividends and rights upon liquidation of the Company.

Distribution of dividends

The Company can only make distributions to the extent that immediately following the distribution, its assets exceed its liabilities and the Company is able to pay its debts as they become due.

On March 15, 2022, the Company approved a cash dividend distribution to all Class A and Class B shareholders of $0.15 per share to be paid in four installments, as follows: $0.04 per share on March 31, 2022, $0.04 per share on June 30, 2022, $0.04 per share on September 30, 2022, and $0.03 per share on December 30, 2022; amounting a total of $31,587
22.    Shareholders’ equity (continued)

Accumulated other comprehensive income (loss)

The following table sets forth information with respect to the components of “Accumulated other comprehensive income (loss)” as of December 31, 2022 and their related activity during the three-years in the period then ended:

	Foreign currency translation	Cash flow hedges	Securities available for sale (i)	Post-employment benefits (ii)	Total Accumulated other comprehensive loss
Balances at December 31, 2019	$(511,445)	$(7,520)	$—	$(540)	$(519,505)
Other comprehensive (loss) income before reclassifications	(76,359)	54,287	—	(195)	(22,267)
Net (income) loss reclassified from accumulated other comprehensive loss to net loss	—	(43,324)	—	236	(43,088)
Net current-period other comprehensive (loss) income	(76,359)	10,963		41	(65,355)
Balances at December 31, 2020	(587,804)	3,443	—	(499)	(584,860)
Other comprehensive (loss) income before reclassifications	(37,267)	19,698	—	(190)	(17,759)
Net (income) loss reclassified from accumulated other comprehensive loss to net income	—	(5,301)	—	152	(5,149)
Net current-period other comprehensive (loss) income	(37,267)	14,397	—	(38)	(22,908)
Balances at December 31, 2021	(625,071)	17,840	—	(537)	(607,768)
Other comprehensive income (loss) before reclassifications	16,192	(26,255)	(3,624)	236	(13,451)
Net loss reclassified from accumulated other comprehensive losses to net income	—	7,669	—	90	7,759
Net current-period other comprehensive income (loss)	16,192	(18,586)	(3,624)	326	(5,692)
Balances at December 31, 2022	(608,879)	(746)	(3,624)	(211)	(613,460)

(i)Related to unrealized results on available for sale securities. As of December 31, 2022, the Company maintains Securities classified as available for sale in accordance with guidance in ASC 320 Investments – Debt and Equity Securities amounting to $12,459, included within “Short-term investments” in the Consolidated Balance Sheet. The amortized cost amounted to $16,083 included within “Investing Activities” in the Consolidated Cash Flow.

(ii)Mainly related to a post-employment benefit in Venezuela established by the Organic Law of Labor and Workers (known as “LOTTT”, its Spanish acronym) in 2012. This benefit provides a payment of 30 days of salary per year of employment tenure based on the last wage earned to all workers who leave the job for any reason. The term of service to calculate the post-employment payment of active workers run retroactively since June 19, 1997. Periodically, the Company obtains an actuarial valuation to measure the post-employment benefit obligation, using the projected unit credit actuarial method and measures this benefit in accordance with ASC 715-30, similar to pension benefit.